Note 8 - Financial Instruments - Fair Value Measurement Input Sensitivity (Details) - CAD ($) $ in Thousands	Sep. 30, 2018	Mar. 31, 2018
Statement Line Items [Line Items]
Derivative financial assets	$ 227,787	$ 283,431
Derivative financial liabilities	(94,779)	(138,159)
Total net derivative assets (liabilities)	133,008	145,272
Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Derivative financial assets
Derivative financial liabilities
Total net derivative assets (liabilities)
Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Derivative financial assets
Derivative financial liabilities	(13,731)	(21,092)
Total net derivative assets (liabilities)	(13,731)	(21,092)
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Derivative financial assets	227,787	283,431
Derivative financial liabilities	(81,048)	(117,067)
Total net derivative assets (liabilities)	$ 146,739	$ 166,364